Investments held at fair value - Narrative (Details) - USD ($)												1 Months Ended		2 Months Ended	5 Months Ended	12 Months Ended
	May 26, 2023	May 01, 2023	Feb. 21, 2023	Aug. 19, 2022	Jan. 13, 2022	Nov. 09, 2021	May 25, 2021	May 24, 2021	Feb. 10, 2021	Feb. 09, 2021	Jan. 08, 2021	May 31, 2023	Feb. 21, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 08, 2022	May 25, 2022	Dec. 31, 2020
Investments held at fair value [Line Items]
Gain/(loss) on deconsolidation of subsidiary																$ 61,787,000	$ 27,251,000	$ 0
Financial assets															$ 575,738,000	479,146,000	575,738,000
Sale of investments held at fair value																33,309,000	118,710,000	218,125,000
Losses on disposals of investments																265,000	29,303,000
Cash purchase of Vor preferred shares																$ 0	5,000,000	500,000
Bristol Myers Squibb | Karuna
Investments held at fair value [Line Items]
Business combination, share price paid (in dollars per share)																$ 330
Series D | Akili
Investments held at fair value [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares							$ 110,000,000
Number of shares issued by investee (in shares)							13,053,508
Vedanta
Investments held at fair value [Line Items]
Investment in Vedanta preferred shares – Vedanta deconsolidation																$ 20,456,000
Gelesis
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments																(1,264,000)	(18,476,000)	34,566,000
Investments in associates accounted for using equity method																0		0			$ 0
Share of associate loss recorded against long-term interest																		$ 73,703,000
Number of earnout shares received from SPAC exchange (in shares)					4,526,622
Gelesis Earn out shares received in SPAC exchange					$ 14,214,000
Number of warrants (in shares)	43,133,803	192,307,692	23,688,047									235,441,495	23,688,047
Exercise price of warrants (in usd per share)	$ 0.0142	$ 0.0182	$ 0.2744										$ 0.2744
Expiring term after issuance			5 years
Warrants fair value												$ 1,121,000				0
Percentage of voting equity interests acquired					22.80%													42.00%
Sonde
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments																(994,000)	$ 235,000
Financial assets																10,408,000
Investments in associates accounted for using equity method																3,185,000
Fair value of equity investment																				$ 11,168,000
Percentage of voting equity interests acquired															40.17%		40.17%			48.20%
Vedanta
Investments held at fair value [Line Items]
Gain/(loss) on deconsolidation of subsidiary																61,787,000
Gains (losses) on change in fair value of equity investments																(6,303,000)
Financial assets																14,153,000
Karuna
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments																107,079,000	$ 134,952,000	$ 109,987,000
Financial assets																280,708,000
Sale of investments held at fair value						$ 100,125,000				$ 118,000,000				$ 115,457,000		$ 33,309,000
Losses on disposals of investments														$ 29,303,000				20,925,000
Number of associate's common stock held at fair value																886,885
Proportion of ownership interest in investee																2.30%
Karuna | Common
Investments held at fair value [Line Items]
Sale of equity instruments in other entities (in shares)						750,000				1,000,000						167,579			125,000
Exercise of call options, maximum number of common stocks to be purchased (in shares)																			477,100
Vor
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments																$ (11,756,000)	$ (16,247,000)	3,903,000
Financial assets																$ 6,012,000
Sale of equity instruments in other entities (in shares)															535,400		535,400
Number of associate's common stock held at fair value																2,671,800
Proportion of ownership interest in investee									8.60%
Cash purchase of Vor preferred shares											$ 500,000
Share purchase price (in dollars per share)										$ 18.00
Proceeds from sale of equity investment															$ 3,253,000
Acquisition of equity instruments in other entities											961,538
Vor | Common
Investments held at fair value [Line Items]
Number of shares held (in shares)									3,207,200
Number of shares issued by investee (in shares)										9,828,017
Capstar
Investments held at fair value [Line Items]
SPAC exchange, PIPE transaction, amount					$ 15,000,000
Business combination, investment in common share					$ 4,961,000
Akili
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments																$ (8,681,000)	$ (131,419,000)	$ 32,151,000
Proportion of ownership interest in investee							27.50%	41.90%
Cash purchase of Vor preferred shares																	$ 5,000,000
Number of shares held (in shares)				12,527,477
Number of earnout shares received from SPAC exchange (in shares)				1,433,914
Gelesis Earn out shares received in SPAC exchange																$ 6,422,000
Acquisition of equity instruments in other entities				500,000
Cash Investment (Akili)				$ 5,000,000